U. S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.   Name and Address of issuer:
               INVESCO Stock Funds, Inc.
               7800 E. Union Avenue
               Denver, Colorado 80237

2. The name of each series or class of securities for which this Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): _X_

3.   Investment Company Act File Number: 811-1474

     Securities Act File Number:   002-26165

4(a) Last day of fiscal year for which this Form is filed: July 31, 2001

4(b) ___ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

4(c) ___ Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fee:

       (i) Aggregate sales price of securities
           sold during the fiscal year
           pursuant to section 24(f)                    $16,127,144,762
                                                        ---------------
      (ii) Aggregate price of securities
           redeemed or repurchased during
           the fiscal year:                             $12,003,058,072
                                                        ---------------
     (iii) Aggregate price of securities
           redeemed or repurchased during
           any prior fiscal year ending no
           earlier than October 1, 1995 that
           were not previously used to reduce
           registration fees payable to the
           Commission                                   $0
                                                        ---
      (iv) Total available redemption credits
           [add items 5(ii) and 5(iii)]                 $12,003,058,072
                                                        ---------------
       (v) Net sales - if item 5(i) is greater
           than item 5(iv) [subtract item 5(iv)
           from item 5(i)]                              $4,124,086,690
                                                        --------------
      (vi) Redemption credits available for use
           in future years - if item 5(i) is less
           than item 5(iv) [subtract item 5(iv)
           from item 5(i)]                              $0
                                                        ---
     (vii) Multiplier for determining
           registration fee (See Instruction C.9)       x0.00025
                                                        --------
    (viii) Registration fee due [multiply item
           5(v) by item 5(vii)]
           (enter "0" if no fee is due):                = $1,031,021.67
                                                        ---------------

6.   Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
     _______________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _______________.

7.    Interest due - if this Form is being filed more than
      90 days after the end of the Issuer's fiscal year
      (see instruction D)                               :     +$0
                                                              ---

8.    Total of the amount of the registration fee due plus any
      interest due [line 5(viii) plus line 7]:          = $1,031,021.67
                                                        ---------------

9. Date of the registration fee and any interest payment was sent to the Commission's lockbox depository:

            Method of Delivery:
                              _X_   Wire Transfer
                              ___    Mail or other means

                                    SIGNATURE

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.

               INVESCO Stock Funds, Inc.
                                        --INVESCO  Blue Chip Growth Fund
                                        --INVESCO Dynamics Fund
                                        --INVESCO Endeavor Fund
                                        --INVESCO Growth & Income Fund
                                        --INVESCO S&P 500 Index Fund
                                        --INVESCO Small Company Growth Fund
                                        --INVESCO Value Equity Fund

                              By: /s/ Mark H. Williamson
                                  ----------------------
                                      Mark H. Williamson
                                      President


Date: October 29, 2001